Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Allowance for expected credit loss	$ 392	$ 343
Bonus provision	253	1,424
Share-based compensation	1,704	521
Deferred revenue	2,330	2,644
Research and development expenditures	1,442	1,728
Tax loss	43,746	42,251
Others	3,810	4,134
Total deferred tax assets, before valuation allowance	53,677	53,045
Valuation allowance	(39,347)	(37,406)
Total deferred tax assets	14,330	15,639
Deferred tax liabilities
Acquisition of subsidiaries	3,155	852
Temporary differences	0	1,626
Total deferred tax liabilities	3,155	2,478
Total deferred tax assets, net	11,765	13,968
Total deferred tax liabilities, net	$ 589	$ 808